CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash	$ 276,692	¥ 1,921,074	¥ 1,125,352
Restricted cash	56	389	13,059
Short-term investments	599,066	4,159,318	3,825,547
Accounts receivable (net of allowance for doubtful accounts of RMB3,290 and RMB6,144 as of December 31, 2015 and 2016, respectively)	16,023	111,246	97,880
Prepayments and other current assets	75,984	527,558	496,715
Deferred tax assets, current			1,745
Total current assets	967,821	6,719,585	5,560,298
Non-current assets:
Long-Term Investments	27,224	189,017	22,800
Property and equipment, net	75,838	526,541	559,404
Goodwill	31,311	217,394	217,394
Intangible assets, net	10,603	73,620	56,105
Other long-term assets	1,295	8,988	5,578
Deferred tax assets, non-current	111	765	683
Total non-current assets	146,382	1,016,325	861,964
Total assets	1,114,203	7,735,910	6,422,262
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB270 and RMB327 as of December 31, 2015 and 2016, respectively):
Accounts payable	4,683	32,516	24,096
Salary and employee related accrual	14,916	103,559	84,185
Taxes payable	22,438	155,786	114,162
Advance from customers	94,400	655,416	563,621
Convertible senior notes, current	181,148	1,257,709
Other payables and accruals	71,732	498,036	349,974
Total current liabilities	389,317	2,703,022	1,136,038
Non-current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of nil and RMB9,625 as of December 31, 2015 and 2016, respectively):
Deferred tax liabilities, non-current	8,234	57,166	34,785
Convertible senior notes, non-current			1,108,877
Other long-term payables			8,450
Total non-current liabilities	8,234	57,166	1,152,112
Total liabilities	397,551	2,760,188	2,288,150
Commitments and contingencies
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 58,944,631 and 60,062,385 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	7	49	48
Additional paid-in capital	187,145	1,299,350	1,052,788
Statutory reserves	1,924	13,360	13,232
Accumulated other comprehensive income	4,650	32,282	2,422
Retained earnings	521,734	3,622,402	3,056,552
Total 51job, Inc. shareholders' equity	715,460	4,967,443	4,125,042
Non-controlling interests	1,192	8,279	9,070
Total equity	716,652	4,975,722	4,134,112
Total liabilities and equity	$ 1,114,203	¥ 7,735,910	¥ 6,422,262